Fair value of financial instrument - Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments From Using Reasonably Possible Alternative Assumptions (Detail) - Level 3 [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	$ 2,967	$ 3,603
Positive fair value movement from using reasonably possible alternatives	87
Negative fair value movement from using reasonably possible alternatives	90
Level 3 fair value	(1,596)	(1,867)
Positive fair value movement from using reasonably possible alternatives	59
Negative fair value movement from using reasonably possible alternatives	(65)
Financial assets at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	2,967	3,603
Positive fair value movement from using reasonably possible alternatives	87	107
Negative fair value movement from using reasonably possible alternatives	(90)	(104)
U.S. state, municipal and agencies debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	66
Negative fair value movement from using reasonably possible alternatives	(1)
U.S. state, municipal and agencies debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value		508
Positive fair value movement from using reasonably possible alternatives		8
Negative fair value movement from using reasonably possible alternatives		(20)
Asset-backed securities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	110
Positive fair value movement from using reasonably possible alternatives	7
Negative fair value movement from using reasonably possible alternatives	(10)
Asset-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value		203
Positive fair value movement from using reasonably possible alternatives		15
Negative fair value movement from using reasonably possible alternatives		(21)
Corporate debt and other debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	21	29
Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	192	797
Positive fair value movement from using reasonably possible alternatives	19	6
Negative fair value movement from using reasonably possible alternatives	(16)	(6)
Equities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,148	425
Positive fair value movement from using reasonably possible alternatives	12
Negative fair value movement from using reasonably possible alternatives	(12)
Equities [member] | Investment [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	237	711
Positive fair value movement from using reasonably possible alternatives	24	40
Negative fair value movement from using reasonably possible alternatives	(26)	(24)
Loan substitute securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value		4
Positive fair value movement from using reasonably possible alternatives		2
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	551	179
Positive fair value movement from using reasonably possible alternatives	5	2
Negative fair value movement from using reasonably possible alternatives	(7)	(3)
Classes of liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	577	747
Positive fair value movement from using reasonably possible alternatives	20	34
Negative fair value movement from using reasonably possible alternatives	(18)	(30)
Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	65
Deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(385)	(465)
Positive fair value movement from using reasonably possible alternatives	12	11
Negative fair value movement from using reasonably possible alternatives	(11)	(11)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,143)	(1,378)
Positive fair value movement from using reasonably possible alternatives	47	37
Negative fair value movement from using reasonably possible alternatives	(54)	(48)
Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(68)	(24)
Financial liabilities at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,596)	(1,867)
Positive fair value movement from using reasonably possible alternatives	59	48
Negative fair value movement from using reasonably possible alternatives	$ (65)	$ (59)